Employee Compensation - Share Based Payment Award Stock Options Valuation Assumptions -Stock Options (Details) - Two Thousand and Twenty One Omnibus Incentive Plan [Member]	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	35.00%
Risk-free interest rate (%) Minimum	0.80%
Risk-free interest rate (%) - Maximum	1.10%
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	40.00%
Risk-free interest rate (%) Minimum	0.10%
Risk-free interest rate (%) - Maximum	0.50%
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	7 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 1 month 6 days